Convertible Senior Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Convertible Senior Notes

		Equity		Carrying Value of Convertible
		Component		Senior Notes as of
		Recorded		September 30,	December 31,
(In thousands)	Par Value	at Issuance		2015	2014
0.125% Convertible Senior Notes due April 1, 2019	$402,500	$90,887	(1)	$329,905	$316,181

(1)	This amount represents the equity component recorded at the initial issuance of the 0.125% convertible senior notes.

(In thousands)	Par Value	Equity Component Recorded at Issuance		Carrying Value of Convertible Senior Notes as of
				December 31, 2014	December 31, 2013
0.125% Convertible Senior Notes due April 1, 2019	$402,500	$90,887	(1)	$316,181	$—

(1)	This amount represents the equity component recorded at the initial issuance of the 0.125% convertible senior notes.

Schedule of Conversion of Senior Notes to Common Stock

	Conversion Rate per $1,000 Par Value	Initial Conversion Price per Share	Free Convertibility Date
0.125% Convertible Senior Notes	19.1703	$52.16	October 1, 2018

	Conversion Rate per $1,000 Par Value	Initial Conversion Price per Share	Free Convertibility Date
0.125% Senior Notes	19.1703	$52.16	October 1, 2018

Schedule of Convertible Senior Notes

The Notes consist of the following (in thousands):

	September 30,	December 31,
	2015	2014
Liability component:
Principal:
0.125% Convertible Senior Notes	$402,500	$402,500
Less: debt discount, net
0.125% Convertible Senior Notes	(72,595)	(86,319)

Net carrying amount	$329,905	$316,181

The Notes consist of the following (in thousands):

	December 31, 2014	December 31, 2013
Liability component:
Principal:
0.125% Senior Notes	$402,500	$—
Less: debt discount, net
0.125% Senior Notes	(86,319)	—

Net carrying amount	$316,181	$—

Summary of Hedge Notes

	Date	Purchase (in thousands)	Shares underlying Note Hedges
Note Hedges	March 2014	$85,853	7,716,049

	Date	Purchase (in thousands)	Shares underlying Note Hedges
Note Hedges	March 2014	$85,853	7,716,049

Components of Warrants

	Date	Proceeds (in thousands)	Shares	Strike Price
Warrants	March 2014	$38,278	7,716,049	$81.14

	Date	Proceeds (in thousands)	Shares	Strike Price
Warrants	March 2014	$38,278	7,716,049	$81.14

Interest Expense Recognized Related To Notes

The following table sets forth total interest expense recognized related to the Notes (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
0.125% coupon	$126	$126	$378	$252
Amortization of debt issuance costs	14	13	40	26
Amortization of debt discount	4,641	4,378	13,724	8,694

Total	$4,781	$4,517	$14,142	$8,972

The following table sets forth total interest expense recognized related to the Notes for the years ended December 31, 2014, 2013 and 2012 (in thousands):

	Year Ended December 31,
	2014	2013	2012
0.125% coupon	$378	—	—
Amortization of debt issuance costs	39	—	—
Amortization of debt discount	13,137	—	—

Total	$13,554	$—	$—